Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Incremental borrowing rate	4.01%	2.59%
Lease liabilities include future lease payments	$ 9.9	$ 12.7
Increase in lease liabilities	377.7	362.4
Expense related to variable lease payments	20.6	18.9
Sub leasing right-of-use assets	15.2	15.4
Operating lease expenses	$ 45.6	$ 42.4